INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	$ 227,865	$ 227,362
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	206,637
Indefinite life intangible assets	93,400
Intangible assets and goodwill	300,037
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill	21,228
Indefinite life intangible assets	129,272
Intangible assets and goodwill	$ 150,500